GOING CONCERN MATTERS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Disclosure [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic	$ (3,132,301)	$ (1,201,558)	$ (8,773,399)	$ (10,101,846)
Net Cash Provided by (Used in) Operating Activities	$ (1,219,982)	$ (505,763)	$ (1,997,072)	$ (1,762,459)